Loans, Impaired Loans and Troubled Debt Restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Quarter	Dec. 31, 2013 Contract
Impaired Loans [Abstract]
Period for performing appraisal of loans	12 months
Period for borrower to pledge additional security, maximum	90 days
Period of payment history, minimum	6 months
Recorded Investment [Abstract]
With no related allowance recorded	$ 15,646,000	$ 32,044,000
With an allowance recorded	45,833,000	36,812,000
Total recorded investment	61,479,000	68,856,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	19,695,000	35,563,000
With an allowance recorded	46,766,000	37,800,000
Total unpaid principal balance	66,461,000	73,363,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	5,333,000	1,941,000
Total related allowance	5,333,000	1,941,000
Average Recorded Investment	70,412,000	77,188,000
Interest Income Recognized	2,387,000	2,314,000
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Number of projected future quarters under review	4
Performing TDRs	32,700,000	32,900,000
Allowance for performing TDRs	812,000	1,100,000
Non-Performing TDRs	9,500,000	18,100,000
Allowance for nonperforming TDRs	293,000	71,000
Number of TDRs with subsequent payment default		1
Subsequent Default, Recorded Investment		187,000
Commercial and Industrial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	61,000	0
With an allowance recorded	2,346,000	622,000
Total recorded investment	2,407,000	622,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	401,000	0
With an allowance recorded	2,346,000	622,000
Total unpaid principal balance	2,747,000	622,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	1,040,000	131,000
Total related allowance	1,040,000	131,000
Average Recorded Investment	2,686,000	622,000
Interest Income Recognized	129,000	31,000
Residential [Member]
Recorded Investment [Abstract]
With no related allowance recorded	0	780,000
With an allowance recorded	238,000	187,000
Total recorded investment	238,000	967,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	1,521,000
With an allowance recorded	979,000	661,000
Total unpaid principal balance	979,000	2,182,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	238,000	21,000
Total related allowance	238,000	21,000
Average Recorded Investment	816,000	1,476,000
Interest Income Recognized	0	0
Commercial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	4,033,000	9,568,000
With an allowance recorded	10,025,000	2,168,000
Total recorded investment	14,058,000	11,736,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	4,161,000	9,592,000
With an allowance recorded	10,025,000	2,225,000
Total unpaid principal balance	14,186,000	11,817,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	2,535,000	290,000
Total related allowance	2,535,000	290,000
Average Recorded Investment	15,434,000	12,023,000
Interest Income Recognized	323,000	128,000
Commercial - Owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	735,000	787,000
With an allowance recorded	5,216,000	5,752,000
Total recorded investment	5,951,000	6,539,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,132,000	842,000
With an allowance recorded	5,245,000	5,782,000
Total unpaid principal balance	6,377,000	6,624,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	114,000	331,000
Total related allowance	114,000	331,000
Average Recorded Investment	6,966,000	6,557,000
Interest Income Recognized	303,000	301,000
Commercial - Non-owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	8,175,000	10,853,000
With an allowance recorded	22,232,000	22,234,000
Total recorded investment	30,407,000	33,087,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	10,616,000	13,153,000
With an allowance recorded	22,232,000	22,234,000
Total unpaid principal balance	32,848,000	35,387,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	828,000	801,000
Total related allowance	828,000	801,000
Average Recorded Investment	34,854,000	38,859,000
Interest Income Recognized	1,369,000	1,386,000
Residential - 1 to 4 Family [Member]
Recorded Investment [Abstract]
With no related allowance recorded	2,548,000	9,892,000
With an allowance recorded	5,412,000	5,430,000
Total recorded investment	7,960,000	15,322,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	3,291,000	10,084,000
With an allowance recorded	5,575,000	5,857,000
Total unpaid principal balance	8,866,000	15,941,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	573,000	338,000
Total related allowance	573,000	338,000
Average Recorded Investment	9,196,000	16,177,000
Interest Income Recognized	242,000	382,000
Residential - Multifamily [Member]
Recorded Investment [Abstract]
With no related allowance recorded	0	99,000
With an allowance recorded	364,000	370,000
Total recorded investment	364,000	469,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	306,000
With an allowance recorded	364,000	370,000
Total unpaid principal balance	364,000	676,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	5,000	6,000
Total related allowance	5,000	6,000
Average Recorded Investment	366,000	1,359,000
Interest Income Recognized	20,000	83,000
Consumer [Member]
Recorded Investment [Abstract]
With no related allowance recorded	94,000	65,000
With an allowance recorded	0	49,000
Total recorded investment	94,000	114,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	94,000	65,000
With an allowance recorded	0	49,000
Total unpaid principal balance	94,000	114,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	23,000
Total related allowance	0	23,000
Average Recorded Investment	94,000	115,000
Interest Income Recognized	$ 1,000	$ 3,000